Debt - Schedule of Short Term Debt Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Other short-term borrowings	$ 39,569	$ 37,963
Short-term debt, excluding current installments of long-term debt	$ 39,569	$ 37,963